UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009


Check here if Amendment:          |_|; Amendment Number: ____

This Amendment (Check only one):  |_| is a restatement
                                  |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Fairholme Fund, Inc.
Address:  4400 Biscayne Blvd, 9th Floor
          Miami, FL 33137


13F File Number: 028-12444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce R. Berkowitz
Title:  Managing Member of its Adviser
Phone:  (305) 358-3000


Signature, Place and Date of Signing:


/s/ Bruce R. Berkowitz              Miami, FL                August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name
        --------------------          ------------------------------------
        28-6994                       Fairholme Capital Management, L.L.C.
























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